PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.


                        STRONG INTERNATIONAL BOND FUNDS

                       STRONG GLOBAL HIGH-YIELD BOND FUND
                         STRONG INTERNATIONAL BOND FUND
                       STRONG SHORT-TERM GLOBAL BOND FUND

                        STRONG INTERNATIONAL STOCK FUNDS

                            STRONG ASIA PACIFIC FUND
                       STRONG FOREIGN MAJORMARKETSSM FUND
                        STRONG INTERNATIONAL STOCK FUND
                              STRONG OVERSEAS FUND


                Supplement to the Prospectus dated March 1, 1999


The following changes in portfolio managers have been made:

STRONG GLOBAL HIGH-YIELD BOND FUND.   Effective immediately, Mr. John T. Bender
will manage the Strong Global High-Yield Bond Fund. Biographical information on Mr. Bender can be found on page 11 of the Fund's prospectus.

STRONG INTERNATIONAL BOND FUND. Effective immediately, Messrs. Bradley C. Tank and John T. Bender will co-manage the Strong International Bond Fund. Biographical information on Mr. Bender can be found on page 11 of the Fund's prospectus. Mr. Tank has over 15 years of investment experience. He joined Strong Capital Management, Inc., the Fund's investment adviser ("Strong"), in June 1990. For eight years prior to joining Strong, he worked for Salomon Brothers Inc. At Salomon, he was a vice president and fixed income specialist for six years and for the two years prior to that, a fixed income specialist. He received his bachelors degree in English from the University of Wisconsin in 1980 and his Masters of Business Administration in Finance from the University of Wisconsin in 1982, where he also completed the Applied Securities Analysis Program. Mr. Tank chairs Strong's Fixed Income Investment Committee.

STRONG SHORT-TERM GLOBAL BOND FUND. Effective immediately, Messrs. Bradley C. Tank and Jeffrey A. Koch will co-manage the Strong Short-Term Global Bond Fund. Biographical information on Mr. Tank can be found above under "Strong International Bond Fund." Biographical information on Mr. Koch can be found on page 11 of the Fund's prospectus.

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STRONG FOREIGN MAJORMARKETSSM FUND.  Effective immediately, Mr. David Lui will manage the Strong Foreign MajorMarketsSM Fund. Biographical information on Mr. Lui can be found on page 12 of the Fund's prospectus.


           The date of this Prospectus Supplement is August 12, 1999.



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